Pension and Other Benefit Plans Components of net periodic pension cost for U.S. and non-U.S. pension plans (Details) (Pension Plans, Defined Benefit [Member], USD $)
In Millions, unless otherwise specified
	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Defined Benefit Plan, Cost of Providing Special or Contractual Termination Benefits Recognized During Period			$ 23	$ 20
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Service Cost	2	3	10	10	9
Defined Benefit Plan, Interest Cost	38	40	153	164	164
Defined Benefit Plan, Expected Return on Plan Assets	51	40	160	146	157
Defined Benefit Plan, Amortization of Gains (Losses)	(11)	(11)	(42)	(32)	(23)
Defined Benefit Plan, Cost of Providing Special or Contractual Termination Benefits Recognized During Period	0	0	0	0	0
Defined Benefit Plan, Net Periodic Benefit Cost	0	14	47	62	41
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Service Cost	7	8	25	33	32
Defined Benefit Plan, Interest Cost	30	31	123	128	122
Defined Benefit Plan, Expected Return on Plan Assets	37	31	124	129	128
Defined Benefit Plan, Amortization of Gains (Losses)	(6)	(5)	(20)	(13)	(18)
Defined Benefit Plan, Cost of Providing Special or Contractual Termination Benefits Recognized During Period	1	5	20	20	0
Defined Benefit Plan, Net Periodic Benefit Cost	$ 7	$ 18	$ 64	$ 69	$ 46